Subsequent Events (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 16, 2026	Jan. 16, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 13, 2026	Mar. 18, 2026	Feb. 23, 2026	Dec. 31, 2016	Mar. 29, 2016	Dec. 31, 2014	Dec. 19, 2014
Subsequent Event [Line Items]
Shares issued for options exercise, shares			35,013
Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount										$ 70,000	$ 30,000	$ 70,000	$ 40,000
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for options exercise, shares			35,013
Number of shares issued			70,135	73,118	87,858	35,444
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount							$ 100,000
Subsequent Event [Member] | Promissory Note [Member] | Extension Agreements [Member]
Subsequent Event [Line Items]
Extended date	Jun. 30, 2026
Interest rate, increase	12.50%
Number of shares issued	542,066
Number of shares issued, value	$ 1,045,346
Subsequent Event [Member] | Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Convertable promissory note, principal amount									$ 50,000
Subsequent Event [Member] | Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount								$ 25,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for options exercise, shares		35,013
Number of shares issued	5,000	2,635